Lease Prepayments and Other Non-current Assets (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	¥ 858,283	¥ 747,249
Land use rights [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	335,026	374,172	¥ 379,704
Land use rights [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	700,821	725,152	708,972
Land use rights [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	(365,795)	(350,980)	(329,268)
Other Intangible assets [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	20,568	23,489	26,411
Other Intangible assets [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	84,093	81,085	81,085
Other Intangible assets [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	(63,525)	(57,596)	(54,674)
Long-term prepaid expense [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	502,689	349,588	299,341
Long-term prepaid expense [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	502,689	349,588	299,341
Long-term prepaid expense [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	0	0	0
Total [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	858,283	747,249	705,456
Total [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	1,287,603	1,155,825	1,089,398
Total [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	¥ (429,320)	¥ (408,576)	¥ (383,942)